Leases - Supplemental balance sheet information - Operating and Finance lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Land use rights, net	¥ 1,521,107		¥ 1,249,551
Operating lease right-of-use assets, net (excluding land use rights)	6,802,856		4,689,679
Total operating lease right-of-use assets, net	8,323,963	$ 1,140,378	5,939,230
Operating lease liabilities, current	1,438,092	197,018	1,146,437
Operating lease liabilities, non-current	5,735,738	785,793	3,677,961
Total operating lease liabilities	7,173,830		4,824,398
Property, plant and equipment, net	759,259		0
Total finance lease assets, net	759,259		0
Finance lease liabilities, current	95,205	13,043	0
Finance lease liabilities, non-current	642,984	$ 88,088	0
Total finance lease liabilities	¥ 738,189		¥ 0